HELLENIC REPUBLIC BANK SUPPORT PLAN (Details) (EUR €) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	May 31, 2009	Dec. 31, 2013	Sep. 16, 2013	Aug. 06, 2013	Dec. 30, 2011	May 21, 2009
Hellenic Republic Bank Support Plan Details [Abstract]
Bank's Share Capital Increase	€ 350
Issuance of preferred stock - Par value per share					€ 5.00	€ 5.00
Share Capital Increase covered through the transfer to the Bank of an equal market value Greek government bond with a coupon rate of 6-month Euribor plus 130 basis points.	130
Issue Of Redeemable Preference Shares					200,000,000	70,000,000
Debt Instrument [Line Items]
Nominal amount		14,798
Hellenic Republic Bank Support Plan Parenthetical Information [Abstract]
Nominal Value Of Greek Government Bonds			60	787
Annual Interest Rate Fee Basis Points Ranges From:		104
Annual Interest Rate Fee Basis Points Ranges To:		135
Floating Rate Notes I [Member]
Debt Instrument [Line Items]
Issue date		Jun. 07, 2011
Maturity date		Jun. 01, 2014
Nominal amount		1,925
Interest rate		Three-month Euribor plus 1,200 bps
Interest payment		Quarterly
Debt Instrument Basis Points		1,200
Floating Rate Notes Ii [Member]
Debt Instrument [Line Items]
Issue date		May 02, 2013
Maturity date		May 01, 2016
Nominal amount		4,500
Interest rate		Three-month Euribor plus 1,200 bps
Interest payment		Quarterly
Debt Instrument Basis Points		1,200
Floating Rate Notes Iii [Member]
Debt Instrument [Line Items]
Issue date		Jun. 26, 2013
Maturity date		Jun. 01, 2015
Nominal amount		4,265
Interest rate		Three-month Euribor plus 800 bps
Interest payment		Quarterly
Debt Instrument Basis Points		800
Floating Rate Notes Iv [Member]
Debt Instrument [Line Items]
Issue date		Dec. 12, 2013
Maturity date		Dec. 01, 2014
Nominal amount		€ 4,108
Interest rate		Three-month Euribor plus 1,200 bps
Interest payment		Quarterly
Debt Instrument Basis Points		1,200